Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Liability for unrecognized tax benefit	$ 7.3	$ 8.3
Items generating unrecognized tax benefits	6.2	7.2
Interest and related penalties	$ 1.1	$ 1.1